Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

15)  Commitments and Contingencies

(a)    Employment Agreements

The Company has employment agreements with certain executive officers and key employees that provide for, among other things, salary, and performance bonuses.

In connection with entry into the First Merger Agreement Amendment, Neurotrope, Neurotrope Bioscience, Inc. (a wholly owned subsidiary of Neurotrope) and Metuchen entered into an Employee Lease Agreement pursuant to which Neurotrope and Neurotrope Bioscience, Inc. agreed to lease the services of Dr. Charles Ryan to Metuchen prior to the Closing. Dr. Ryan was required to devote no more than 75% of his working time performing services to Metuchen under the Employee Lease Agreement and Metuchen paid 75% of the costs associated with Dr. Ryan’s employment from the period beginning on June 1, 2020, through the Closing, including but not limited to, the costs for all compensation and benefits paid to, for or on behalf of Dr. Ryan (the “Fees”). Upon consummation of the Mergers, Metuchen paid approximately $0.2 million for the Fees pursuant to the Employee Lease Agreement, which reduced the amount of cash that Petros retained following the Closing.

In connection with the consummation of the Mergers, on December 24, 2020, the Company and Mr. Keith Lavan entered into a Separation Agreement (the “Separation Agreement”), pursuant to which Mr. Lavan resigned as Senior Vice President and Chief Financial Officer of the Company and agreed to serve as an advisor to the Company through December 31, 2020 (the “Separation Date”). Pursuant to the Separation Agreement, in addition to other benefits, Mr. Lavan received a stay-on bonus of $50,000 for continuing to remain employed by the Company through the Separation Date. For his services as an advisor, the Company agreed to pay Mr. Lavan an amount equal to 50% of his base salary as of immediately prior to the Separation Date. The Company paid 70% of such amount on January 15, 2021, and 30% of such amount in equal installments from the Separation Date through June 30, 2021. In addition, Mr. Lavan executed a general release of liabilities in favor of the Company.

(b)    Legal Proceedings

On July 14, 2020, Greg Ford, the Chief Executive Officer of the Company, was terminated. On July 14, 2020, Mr. Ford, through his attorney, claimed that he was entitled to severance pay pursuant to an employment agreement following the termination of his employment on that same date. This claim is currently at an early stage where the Company is unable to determine the likelihood of any unfavorable outcome.

The Company is not currently involved in any other significant claims or legal actions that, in the opinion of management, will have a material adverse impact on the Company’s operations, financial position or cash flows.

(c)    Operating Leases

The Company has commitments under operating leases for office and warehouse space used in its operations. The Company’s leases have remaining lease terms ranging from 2.9, years to 5.3 years.

The components of lease expense were consisted entirely of fixed lease costs related to operating leases. These costs were $44,812 for the three months ended September 30, 2021, and 2020, and $134,435, and $179,246, for the nine months ended September 30, 2021, and 2020, respectively.

Supplemental balance sheet information related to leases was as follows:

	As of September 30, 2021	As of December 31, 2020
Operating lease ROU asset:
Other assets	$502,697	$579,535

Operating lease liability:
Other current liabilities	$121,589	$108,971
Other long-term liabilities	437,749	530,597
Total operating lease liability	$559,338	$639,568

Supplemental lease term and discount rate information related to leases was as follows:

	As of September 30, 2021	As of December 31, 2020
Weighted-average remaining lease terms - operating leases	3.9 years	4.7 years
Weighted-average discount rate - operating leases	12.6%	12.6%

Supplemental cash flow information related to leases was as follows:

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2021	2020	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$45,942	$45,660	$137,826	$136,979

Future minimum lease payments under non-cancelable leases as of September 30, 2021, were as follows:

Lease Liability Maturity Analysis	Operating Leases
2021 (remaining 3 months)	46,413
2022	187,739
2023	189,374
2024	155,242
2025	81,107
Thereafter	82,326
Total lease payments	742,201
Less: Imputed Interest	(182,863)
Total	$559,338

As of September 30, 2021, the Company had no operating leases that had not yet commenced.

15)  Commitments and Contingencies

(a)    Employment Agreements

The Company has employment agreements with certain executive officers and key employees that provide for, among other things, salary and performance bonuses.

In connection with entry into the Merger Agreement Amendment, Neurotrope, Neurotrope Bioscience, Inc. (a wholly-owned subsidiary of Neurotrope) and Metuchen entered into an Employee Lease Agreement pursuant to which Neurotrope and Neurotrope Bioscience, Inc. agreed to lease the services of Dr. Charles Ryan to Metuchen prior to the Closing. Dr. Ryan was required to devote no more than 75% of his working time performing services to Metuchen under the Employee Lease Agreement and Metuchen paid 75% of the costs associated with Dr. Ryan’s employment from the period beginning on June 1, 2020 through the Closing, including but not limited to, the costs for all compensation and benefits paid to, for or on behalf Dr. Ryan (the “Fees”). Upon consummation of the Mergers, Metuchen paid approximately $0.2 million for the Fees pursuant to the Employee Lease Agreement, which reduced the amount of cash that Petros retained following the Closing.

In connection with the consummation of the Mergers, on December 24, 2020, the Company and Mr. Keith Lavan entered into a Separation Agreement (the “Separation Agreement”), pursuant to which Mr. Lavan resigned as Senior Vice President and Chief Financial Officer of the Company and agreed to serve as an advisor to the Company through December 31, 2020 (the “Separation Date”). Pursuant to the Separation Agreement, in addition to other benefits, Mr. Lavan received a stay-on bonus of $50,000 for continuing to remain employed by the Company through the Separation Date. For his services as an advisor, the Company agreed to pay Mr. Lavan an amount equal to 50% of his base salary as of immediately prior to the Separation Date. The Company paid 70% of such amount on January 15, 2021 and 30% of such amount in equal installments from the Separation Date through June 30, 2021. In addition, Mr. Lavan executed a general release of liabilities in favor of the Company.

(b)    Legal Proceedings

On July 14, 2020, Greg Ford, the Chief Executive Officer of the Company, was terminated. On July 14, 2020, Mr. Ford, through his attorney, claimed that he was entitled to severance pay pursuant to an employment agreement following the termination of his employment on that same date. This claim is currently at an early stage where the Company is unable to determine the likelihood of any unfavorable outcome.

The Company is not currently involved in any other significant claims or legal actions that, in the opinion of management, will have a material adverse impact on the Company’s operations, financial position or cash flows.

(c)    Operating Leases

The Company has commitments under operating leases for office and warehouse space used in its operations. The Company’s leases have remaining lease terms ranging from 3.7 years to 6.0 years.

The components of lease expense were as follows:

	For the Years Ended
	December 31,
	2020	2019
Operating Lease Cost:
Fixed lease cost	$179,246	$88,002

Supplemental balance sheet information related to leases was as follows:

	As of December 31, 2020	As of December 31, 2019
Operating lease ROU asset:
Other assets	$579,535	$672,246

Operating lease liability:
Other current liabilities	$108,971	$96,104
Other long-term liabilities	530,597	639,568
Total operating lease liability	$639,568	$735,672

Supplemental lease term and discount rate information related to leases was as follows:

	As of December 31, 2020	As of December 31, 2019
Weighted-average remaining lease terms - operating leases	4.7 years	5.7 years
Weighted-average discount rate - operating leases	12.6%	12.6%

Supplemental cash flow information related to leases was as follows:

	For the Years Ended
	December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$182,639	$92,068

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$698,127

Future minimum lease payments under non-cancelable leases as of December 31, 2020 were as follows:

Lease Liability Maturity Analysis	Operating Leases
2021	184,239
2022	187,739
2023	189,374
2024	155,242
Thereafter	163,432
Total lease payments	880,026
Less: Imputed Interest	(240,458)
Total	$639,568

As of December 31, 2020, the Company had no operating leases that had not yet commenced.